Document and Entity Information	Apr. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40276
Entity Registrant Name	Semrush Holdings, Inc.
Entity Central Index Key	0001831840
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4053265
Entity Address, Address Line One	800 Boylston Street, Suite 2475
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	800
Local Phone Number	851-9959
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	SEMR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false